FAIR VALUE MEASUREMENTS - Fair Value of Investments (Details) - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 2,939,566	$ 2,299,530
AECOM common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	446,500	521,700
Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,539,338	1,574,474
Total Fair Value | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	573,112	597,766
Total Fair Value | AECOM common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	446,480	521,670
Total Fair Value | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	519,746	455,038
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,514,870	1,550,118
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	573,112	597,766
Level 1 | AECOM common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	446,480	521,670
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	495,278	430,682
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	24,468	24,356
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | AECOM common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	24,468	24,356
Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,400,228	$ 725,056